As filed with the Securities and Exchange Commission on July 17, 2014

File Nos. 2-29901

811-01716

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 159	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 138	☒

ALLIANCEBERNSTEIN CAP FUND, INC.

(Exact Name of Registrant as Specified in Charter)

1345 Avenue of the Americas,

New York, New York 10105

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code:

(800) 221-5672

EMILIE D. WRAPP

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Copies of communications to:

Kathleen K. Clarke

Seward & Kissel LLP

901 K Street, NW

Suite 800

Washington, D.C. 20001

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on July 17, 2014 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 159 relates solely to the Class A, Class C, Advisor Class, Class R, Class K, Class I, Class 1 and Class 2 shares, as applicable, of the AllianceBernstein Dynamic All Market Fund. No information in the Registrant’s Registration Statement relating to the Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, as applicable, of the AllianceBernstein Small Cap Growth Portfolio, the Class A, Class C, Class R, Class K, Class I and Advisor Class shares, as applicable, of the AllianceBernstein Market Neutral Strategy – U.S., the Class A, Class C, Class R, Class K, Class I and Advisor Class shares, as applicable, of the AllianceBernstein Market Neutral Strategy – Global, the Class A, Class C, Advisor Class, Class R, Class K and Class I shares, as applicable, of the AllianceBernstein International Discovery Equity Portfolio, the Class A, Class C, Advisor Class, Class R, Class K, Class I, Class 1 and Class 2 shares, as applicable, of the AllianceBernstein Dynamic All Market Plus Fund, the Class A, Class C, Advisor Class, Class R, Class K, Class I, Class 1 and Class 2 shares, as applicable, of the AllianceBernstein Emerging Markets Multi-Asset Portfolio, the Class A, Class C, Advisor Class, Class R, Class K, Class I, Class 1 and Class 2 shares, as applicable, of the AllianceBernstein Select US Equity Portfolio, the Class A, Class C, Advisor Class, Class R, Class K, Class I, Class 1 and Class 2 shares, as applicable, of the AllianceBernstein Select US Long/Short Portfolio, the Class A, Class C, Advisor Class, Class R, Class K, Class I, Class Z shares, Class 1 and Class 2 shares, as applicable, of the AllianceBernstein Concentrated Growth Fund, the Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, as applicable, of the AllianceBernstein Multi-Manager Alternative Strategies Fund, the Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, as applicable, of the AllianceBernstein Emerging Markets Growth Portfolio, the Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, as applicable, of the AllianceBernstein Emerging Markets Core Portfolio, the Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, as applicable, of the AllianceBernstein Mid Cap Growth Portfolio, the Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, as applicable, of the AllianceBernstein Small Cap Value Portfolio and the Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, as applicable, of the AllianceBernstein Concentrated Global Growth Portfolio is amended or superseded.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York, on the 17th day of July, 2014.

ALLIANCEBERNSTEIN CAP FUND, INC.

By:	Robert M. Keith*
Robert M. Keith President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

	Signature	Title	Date

(1)	Principal Executive Officer:

	Robert M. Keith* Robert M. Keith	President and Chief Executive Officer	July 17, 2014

(2)	Principal Financial and Accounting Officer:

	/s/ Joseph J. Mantineo Joseph J. Mantineo	Treasurer and Chief Financial Officer	July 17, 2014

(3)	All of the Directors:

John H. Dobkin* Michael J. Downey* William H. Foulk, Jr.* D. James Guzy* Nancy P. Jacklin* Robert M. Keith* Garry L. Moody* Marshall C. Turner, Jr.* Earl D. Weiner*

*By:	/s/ Stephen J. Laffey Stephen J. Laffey (Attorney-in-fact)		July 17, 2014

SIGNATURES

This Registration Statement contains certain disclosure regarding AllianceBernstein Dynamic All Market (Cayman) Ltd. (the “Subsidiary”). The Subsidiary has, subject to the next sentence, duly caused this Registration Statement on Form N-1A of AllianceBernstein Cap Fund, Inc. (the “Registrant”) to be signed on behalf by the undersigned, thereunto duly authorized, in the City of New York in the State of New York on the 17th day of July, 2014. The Subsidiary is executing this Registration Statement only in respect of the disclosure contained herein specifically describing the Subsidiary and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

ALLIANCEBERNSTEIN DYNAMIC ALL MARKET (CAYMAN) LTD.

By:	Robert M. Keith *
Robert M. Keith President

This Registration Statement on Form N-1A of the Registrant has been signed below by the following persons, solely in the capacities indicated and subject to the next sentence on July 17, 2014. Each of the following persons is signing this Registration Statement only in respect of the disclosures contained herein specifically describing the Subsidiary and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

	Signature	Title	Date

(1)	Principal Executive Officer:

	Robert M. Keith * Robert M. Keith	President and Chief Executive Officer	July 17, 2014

(2)	Principal Financial and Accounting Officer:

	/s/ Joseph J. Mantineo Joseph J. Mantineo	Treasurer and Chief Financial Officer	July 17, 2014

(3)	All of the Directors:

William H. Foulk, Jr.* Robert M. Keith* Marshall C. Turner, Jr.*

*By:	/s/ Stephen J. Laffey Stephen J. Laffey (Attorney-in-fact)		July 17, 2014

Index to Exhibits

Exhibit No.	Description of Exhibits

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase